Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 2,697	$ 3,615
Other accounts receivables and prepaid expenses	4,383	4,015
Short-term investment	64	273
Total current assets	7,144	7,903
NON-CURRENT ASSETS:
Lease deposit		2
Other non-current receivables	912
Operating lease right of use assets	82
Property, plant and equipment, net	36	47
Total long-term assets	1,030	49
Total assets	8,174	7,952
CURRENT LIABILITIES:
Trade payables	2,156	1,071
Current maturity of operating lease liability	36
Deferred revenues	469	926
Other accounts payable	610	1,122
Total current liabilities	3,271	3,119
NON-CURRENT LIABILITIES:
Long - term operating lease liability	39
Deferred revenues	2,422	1,818
Total Long-term liabilities	2,461	1,818
CONTIGENTLIABILITIES AND COMMITMENTS
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.25 par value - Authorized: 500,000,000 shares at December 31, 2019 and 2018; Issued and outstanding: 120,652,683 shares as of December 31, 2019; 40,399,290 shares as of December 31, 2018	8,225	2,635
Additional paid-in capital	103,401	96,939
Accumulated other comprehensive income	1,127	1,127
Accumulated deficit	(110,311)	(97,686)
Total shareholders' equity	2,442	3,015
Total liabilities and shareholders' equity	$ 8,174	$ 7,952